Expense Example - AMG Veritas China Fund	May 24, 2021 USD ($)
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	$ 121
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	672
Expense Example, with Redemption, 10 Years	1,492
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	538
Expense Example, with Redemption, 10 Years	$ 1,205